Stock-Based Compensation - Summary of Weighted Average Assumptions Used for Grants (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	65.00%	73.25%	75.71%
Risk-free interest rate	1.54%	0.52%	0.58%
Performance-Based Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		3 years 10 months 6 days	3 years 10 months 6 days
Time-based, Performance-based and Modified Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 6 months	9 years 2 months 16 days	10 years 3 months 26 days